FINANCIAL STATEMENT SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL STATEMENT SCHEDULE I
Schedule of CONDENSED BALANCE SHEETS

	December 31,
	2021	2022
ASSETS
Current assets:
Cash and cash equivalents	$2,263	$2,377
Prepaid expenses and other current assets	379	371
Total current assets	2,642	2,748
Investments in subsidiaries	2,159,482	4,884,756
TOTAL ASSETS	$2,162,124	$4,887,504

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$165	$80,128
Total current liabilities	165	80,128
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2021 and 2022; 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021, 405,620,792 shares issued and 391,023,327 shares outstanding as of December 31, 2022)	38	40
Additional paid-in capital	1,016,855	2,211,203
Retained earnings	1,079,042	2,898,843
Accumulated other comprehensive income (loss)	67,773	(176,032)
Treasury shares, at cost (4,643,150 shares as of December 31, 2021; 14,597,465 shares as of December 31, 2022)	(1,749)	(126,678)
Total shareholders’ equity	2,161,959	4,807,376
TOTAL LIABILITIES AND EQUITY	$2,162,124	$4,887,504

Schedule of CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year ended December 31,
	2020	2021	2022
Operating expenses:
General and administrative	$(12,728)	$(11,292)	$(295,431)
Total operating expenses	(12,728)	(11,292)	(295,431)
Loss from operations	(12,728)	(11,292)	(295,431)
Interest income	7	—	144
Income tax expense	(2,391)	—	(79,945)
Net loss before share of results of subsidiaries	(15,112)	(11,292)	(375,232)
Equity in earnings of subsidiaries	144,307	760,216	2,195,033
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$129,195	$748,924	$1,819,801

Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	46,204	45,160	(252,800)
Total other comprehensive income (loss):	46,204	45,160	(252,800)
Comprehensive income	$175,399	$794,084	$1,567,001

Schedule of CONDENSED STATEMENT OF CASH FLOWS

	Year ended December 31,
	2020	2021	2022
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	(1,066)	(736)	124,048
FINANCING ACTIVITIES
Proceeds from options exercised	580	2,139	995
Repurchase of ordinary shares	—	—	(124,929)
Net cash provided by (used in) financing activities	580	2,139	(123,934)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(486)	1,403	114
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	1,346	860	2,263
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$860	$2,263	$2,377

Notes

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, Daqo New Energy Corp records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company will continue to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been disclosed separately in the consolidated financial statements.